Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (453,801)	$ (566,283)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	403	403
Accretion of debt discount	333
Stock issued for services	748,800	36,150
Changes in Certain Assets and Liabilities
Increase (Decrease) accounts payable	10,473	340,249
Increase (decrease) in accrued expenses	(387,782)	(38,038)
Increase (decrease) in Derivative Liability	4,041	0
Net cash (used in) operating activities	(77,533)	(227,519)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from officer loans	0	3,300
Payments on officer loans	(1,400)	0
Proceeds from convertible and promissory notes payable	78,134	224,000
Net cash provided by financing activities	76,734	227,300
Net Increase (Decrease) In Cash	(799)	(219)
Cash - Beggining Of Period	1,189	962
Cash - End Of Period	390	743
Cash Paid during the Year:
Interest Expense	0	0
Income Taxes	$ 0	$ 0